Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of foreign currency exchange rates

	As of and for the Year Ended December 31, 2023	As of and for the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Period-end SGD: US$1 exchange rate	1.32	1.34	1.35
Period-average SGD: US$1 exchange rate	1.34	1.38	1.34

Schedule of property and equipment useful lives
Expected useful lives
Office equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of intangible assets net
Categories	Useful life
Customer relationships	6 years

Schedule of revenue

	For the Years Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Property management service – common area management	$2,628,073	$2,919,335	$3,508,663
Property management service – security management	1,078,385	844,960	1,049,857
Total revenues	$3,706,458	$3,764,295	$4,558,520

Schedule of cost of revenue

	For the Years Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Property management services – common area management	$1,983,009	$2,210,703	$2,461,981
Property management services – security management	881,374	683,593	846,555
Total cost of revenues	$2,864,383	$2,894,296	$3,308,536

Schedule of basic and diluted earnings per share

The Company calculates basic and diluted (loss)/earnings per share for continuing operations as follows:

	For the Years Ended December 31
	2023	2022	2021

Numerator
Net (loss) income from continuing operations	$(8,434,781)	$(25,007,905)	$1,622,836
Less: Net income (loss) attributable to noncontrolling interest from continuing operations	3,377	(65,124)	35,567
Net (loss)/income attributable to common shareholders, basic	$(8,438,158)	$(24,942,781)	$1,587,269
Denominator
Weighted average number of shares outstanding, basic and diluted	22,900,631	12,029,656	9,253,333
(Loss)/earnings per share, basic and diluted	$(0.37)	$(2.07)	$0.17

The Company calculates basic and diluted (loss)/earnings per share for discontinued operations as follows:

	For the Years Ended December 31
	2023	2022	2021

Numerator
Net (loss)/income attributable to common shareholders, basic	$(1,601,323)	$58,659	$(722,440)
Denominator
Weighted average number of shares outstanding, basic and diluted	22,900,631	12,029,656	9,253,333
(Loss)/earnings per share, basic and diluted	$(0.07)	$0.00	$(0.08)

Schedule of fair value hierarchy of financial liability

The following table sets forth by level within the fair value hierarchy our financial liability that were accounted for at fair value on a recurring basis as of December 31, 2022:

	Carrying Value at	Fair Value Measurement at December 31, 2022
	December 31, 2022	Level 1	Level 2	Level 3
Prepaid forward purchase liabilities	$20,321,053	$-	$-	$20,321,053

Schedule of reconciliation of financial liability measured at fair value on a recurring basis

The following is a reconciliation of the beginning and ending balance of the financial liability measured at fair value on a recurring basis for the years ended December 31, 2023 and 2022:

Prepaid forward purchase liabilities
Beginning balance as of November 17, 2022	$7,409,550
Change in fair value of prepaid forward purchase liabilities	12,911,503
Balance as of December 31, 2022	$20,321,053
Change in fair value of prepaid forward purchase liabilities	1,303,658
Derecognition of prepaid forward purchase liabilities	(21,624,711)
Balance as of December 31, 2023	$-